[Letterhead of ING Americas U.S. Legal Services]

May 1, 2002

VIA EDGARLINK

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

RE:	Southland Life Insurance Company
Southland Life Insurance Company Separate Account L1
File No. 033-97852

Dear Commissioners:

On behalf of Southland Life Insurance Company, (the "Company") and its Separate Account L1 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.

In this regard, we certify that the form of prospectus for certain variable universal life contracts offered by the Company through the Account otherwise required to be filed under paragraph (b) of Rule 497 would not differ from the form of prospectus contained in Post-Effective Amendment No. 9 to the Form S-6 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 22, 2002 via EDGARLink.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie
Counsel